Changes in Equity and Redeemable Noncontrolling Interests	9 Months Ended
Sep. 30, 2018
Federal Home Loan Banks [Abstract]
Changes in Equity and Redeemable Noncontrolling Interests
5.	CHANGES IN EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS

	Number of shares	Amount	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Non-controlling interests	Total shareholders’ equity	Redeemable non-controlling interests
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2017	34,816,232	—	12,088	102,328	930	4,004	119,350	11,022
Cumulative effect of accounting change	—	—	—	2,821	(1,854)	—	967	—
Net income (loss)	—	—	—	25,492	—	(3,478)	22,014	—
Other comprehensive income (loss)	—	—	—	—	1,323	1,007	2,330	—
Business combination	—	—	75	—	—	938	1,013	—
Issuance of subsidiary shares	—	—	14,990	—	—	(822)	14,168	—
Exercise of share-based awards	246,989	—	685	—	—	1	686	—
Share-based compensation	—	—	2,929	—	—	119	3,048	—
Accretion of redeemable non-controlling interests	—	—	—	(128)	—	—	(128)	128
Disposal of a subsidiary’s shares	—	—	1,323	—	—	235	1,558	—
Repurchase and retirement of ordinary shares	(207,165)	—	—	(3,312)	—	—	(3,312)	—
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares	—	—	—	—	—	11,150	11,150	(11,150)

Balance at September 30, 2018 (RMB)	34,856,056	—	32,090	127,201	399	13,154	172,844	—

Balance at September 30, 2018 (US$)		—	4,672	18,521	58	1,915	25,166	—

On June 27, 2018, the Company announced a share repurchase program under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares over the next 12 months in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations. The Company repurchased 207,165 Class A ordinary shares from the open market with an aggregate purchase price of US$487 million during the nine-month period ended September 30, 2018. The repurchased shares were cancelled under Cayman Islands law upon repurchase and the difference between the par value and the repurchase price was debited to retained earnings.